EXCHANGE LISTED FUNDS TRUST

Akros Monthly Payout ETF (NYSE Arca Ticker: MPAY)

Cabana Target Drawdown 7 ETF (Nasdaq Stock Market Ticker: TDSB)

Cabana Target Drawdown 10 ETF (Nasdaq Stock Market Ticker: TDSC)

Cabana Target Drawdown 13 ETF (Nasdaq Stock Market Ticker: TDSD)

Cabana Target Drawdown 16 ETF (Nasdaq Stock Market Ticker: TDSE)

Cabana Target Leading Sector Aggressive ETF (Nasdaq Stock Market Ticker: CLSA)

Cabana Target Leading Sector Conservative ETF (Nasdaq Stock Market Ticker: CLSC)

Cabana Target Leading Sector Moderate ETF (Nasdaq Stock Market Ticker: CLSM)

Saba Closed-End Funds ETF (Cboe BZX Exchange Ticker: CEFS)

QRAFT AI-Enhanced U.S. Large Cap ETF (NYSE Arca Ticker: QRFT)

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF (NYSE Arca Ticker: AMOM)

QRAFT AI-Enhanced U.S. Next Value ETF (NYSE Arca Ticker: NVQ)

QRAFT AI-Pilot U.S. Large Cap Dynamic Beta and Income ETF (NYSE Arca Ticker: AIDB)

LG QRAFT AI-Powered U.S. Large Cap Core ETF (NYSE Arca Ticker: LQAI)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 13, 2023, to each Fund’s currently effective

Statement of Additional Information (“SAI”)

This supplement provides new and additional information beyond that contained in the SAI for each Fund and should be read in conjunction with those documents.

Effective immediately, as approved by the Board of Trustees of Exchange Listed Funds Trust on December 5, 2023, Richard Hogan no longer serves as Interested Trustee and James Baker Jr. no longer serves as Assistant Treasurer of the Funds. All references to Messrs. Hogan and Baker in each Fund's SAI are deleted in their entirety.

The table in the section of each Fund’s SAI titled “MANAGEMENT OF THE TRUST” listing the Members of the Board is hereby amended to include the following:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[2] Overseen By Trustee	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee[3]
J. Garrett Stevens (1979)	Trustee and President	Trustee since 2023; President since 2012.	Investment Adviser/Vice President, T.S. Phillips Investments, Inc. (since 2000); Chief Executive Officer, Exchange Traded Concepts, LLC (since 2009); President, Exchange Traded Concepts Trust (since 2011).	16	None

3 Mr. Stevens is an “interested person” of the Trust, as that term is defined in the 1940 Act, by virtue of his employment with, and ownership interest in, the Adviser.

The table in the section of each Fund’s SAI titled “MANAGEMENT OF THE TRUST” listing the Officers is hereby amended to include the following:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years
Heather Nichols (1983)	Assistant Secretary	Since 2023	Counsel, Exchange Traded Concepts, LLC (since 2023); Principal, HND Compliance and Regulatory Services, LLC (2015 to 2023).